Share capital	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Share capital
3.19 Share capital
Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects. Common shares held by the Company are classified as treasury stock and recorded as a reduction of shareholders’ equity.
22. Share capital
Eldorado’s authorized share capital consists of an unlimited number of voting common shares without par value.
The Company established an at-the-market equity program (the "ATM Program") in 2019, which allowed the Company to issue up to $125,000 of common shares from treasury from time to time at prevailing market prices. Under the ATM Program, 14,458,000 common shares had been issued for total net proceeds of $121,540, including 8,353,042 common shares issued during the year ended December 31, 2020.
On June 25, 2020, the Company completed a private placement of 384,616 common shares at a price of CDN $13.00 per share. The aggregate gross proceeds of CDN $5,000 ($3,664), will be used to fund the initial stage of the Lamaque decline project. The shares will qualify as flow-through shares for Canadian tax purposes and were issued at a premium of CDN $0.45 per share to the closing market price of the Company’s common shares at the date of issue. The premium of $127 was recognized in accounts payable and accrued liabilities and will be recognized in other income once required expenditures are incurred and related tax benefits are renounced.
On September 30, 2020, the Company completed private placements of 435,324 common shares at a price of CDN $16.08 per share for proceeds of CDN $7,000; and 176,160 common shares at a price of CDN $17.03 for proceeds of CDN $3,000. The proceeds of CDN $7,000 ($5,248), will be used to continue to fund the Lamaque decline project. The proceeds of CDN $3,000 ($2,249) will be used to fund continued exploration at the Ormaque zone. The shares will qualify as flow-through shares for Canadian tax purposes and were issued at a premium of CDN $2.03 and CDN $2.98, respectively, per share to the closing market price of the Company’s common shares at the date of issue. The combined premium of $1,056 was recognized in accounts payable and accrued liabilities and will be recognized in other income once required expenditures are incurred and related tax benefits are renounced.
On March 30, 2021 the Company completed a private placement of 1,100,000 common shares at a price of CDN $16.00 per share for proceeds of CDN $17,600 ($13,930). The proceeds will be used to continue to fund the Lamaque decline project. The shares will qualify as flow-through shares for Canadian tax purposes and were issued at a premium of CDN $2.82 per share to the closing market price of the Company's common shares at the date of issue. The initial premium of $2,456 was recognized in accounts payable and accrued liabilities and is recognized in other income when the related tax benefits are renounced.

	2021		2020
Voting common shares	Number of Shares	Total	Number of Shares	Total
Balance at January 1,	174,931,381	$3,144,644	164,963,324	$3,054,563
Shares issued upon exercise of share options, for cash	339,540	1,738	618,915	3,559
Shares issued on redemption of PSU's	514,010	1,202	—	—
Estimated fair value of share options exercised transferred from contributed surplus	—	684	—	1,267
Shares issued on acquisition of QMX	5,788,187	65,647	—	—
Shares issued to the public	—	—	8,353,042	76,957
Share issuance cost	—	—	—	(1,570)
Flow-through shares issued, net of costs and premium	1,100,000	11,411	996,100	9,868
Balance at December 31,	182,673,118	$3,225,326	174,931,381	$3,144,644